Assumptions Used in Estimating Fair Value of Options Granted to Directors (Detail) (Directors Stock Option Plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Directors Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	4.70%	4.90%	4.90%
Risk-free interest rate	0.78%	2.24%	2.24%
Expected life	8 years 2 months 12 days	8 years 1 month 6 days	7 years 10 months 24 days
Expected volatility	78.29%	74.47%	69.40%
Calculated value per option	$ 8.88	$ 9.16	$ 11.17
Forfeitures	0.00%	0.00%	0.00%